TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
TAXATION
Current tax expense	$ (1,162,366)	$ (6,457,134)
Deferred tax	2,428,775	6,028,094
Income tax expenses	$ 1,266,409	$ (429,040)